Segmental information - Summary of Segment Reporting Information by Geographical areas (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Segment Reporting Information by Geographical areas [Line Items]
Revenue	€ 561,202	€ 404,924	€ 380,403
Non-current assets	890,750	389,936
United Kingdom [Member]
Schedule of Segment Reporting Information by Geographical areas [Line Items]
Revenue	68,688	58,387	61,495
Malta [Member]
Schedule of Segment Reporting Information by Geographical areas [Line Items]
Revenue	70,529	52,674	49,101
United States [Member]
Schedule of Segment Reporting Information by Geographical areas [Line Items]
Revenue	67,093	30,619	22,126
Non-current assets	235,935	12,879
Switzerland [Member]
Schedule of Segment Reporting Information by Geographical areas [Line Items]
Revenue	7,397	5,013	6,100
Non-current assets	515,060	279,352
Germany [Member]
Schedule of Segment Reporting Information by Geographical areas [Line Items]
Non-current assets	62,822	65,136
Other Countries [Member]
Schedule of Segment Reporting Information by Geographical areas [Line Items]
Revenue	347,495	258,231	€ 241,581
Non-current assets	€ 76,933	€ 32,569